Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events:

Completion of the Spin-Off:  On March 7, 2023, Castor completed the spin-off of the Company. On that day, Castor distributed all of the Company’s common shares outstanding to its holders of common stock of record at the close of business on February 22, 2023 at a ratio of one Company common share for every ten Castor common shares. As part of the spin-off, the Company entered into various other agreements effecting the separation of its business from Castor including a master management agreement with Castor Ships with respect to its vessels in substantially the same form as the Castor’s Master Management Agreement for its vessels and a Contribution and Spin-Off Distribution Agreement, pursuant to which, among other things, (i) the Company agreed to indemnify Castor for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries and Castor agreed to indemnify the Company and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries that Castor retains after the Distribution Date, and (ii) the Company replaced Castor as guarantor under the $18.0 Million Term Loan Facility. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between the Company and Castor and provides to Castor with certain registration rights relating to Company’s common shares, if any, issued upon conversion of Company’s Series A preferred shares issued to Castor in connection with the spin-off.

Toro Corp. [Member]
Subsequent Events [Abstract]
Subsequent Events
5.	Subsequent Events:

(a)  Increase in Authorized Capital Stock:  On March 2, 2023 the Company’s articles of incorporation were amended to increase the Company’s authorized common shares to 3.9 billion common shares, each with par value $0.001 per share, and 0.1 billion preferred shares, each with par value $0.001 per share

(b)  Completion of the Spin-Off:  On March 7, 2023, (“Distribution Date”) Castor completed the Spin-Off of the Company based on the terms approved by the independent disinterested directors of Castor approved, and the recommendation of the Special Committee on November 15, 2022 and December 30, 2022 .

In connection with of the Spin-Off,  the following was completed on March 7 , 2023:

•
the contribution to the Company of the Castor’s eight tanker-owning subsidiaries (each owning one tanker vessel) and an additional subsidiary formerly owning the M/T Wonder Arcturus (the “Toro subsidiaries”);

•	in exchange for:

○	9,461,009 common shares of Toro’s common stock, par value $0.001 per share (the “Toro common shares”);

○
140,000 shares of the Company’s 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares (the “Toro Series A Preferred Shares”), with a cumulative preferred distribution accruing initially at a rate of 1.00% per annum on the stated amount of $1,000 per share, all of which would be retained by Castor after the Spin-Off; and

○
the issuance of 40,000 Series B Preferred Shares (the “Toro Series B Preferred Shares”), each carrying 100,000 votes on all matters on which Company’s shareholders are entitled to vote but no economic rights, to Pelagos, a company controlled by Company’s and Castor’s Chairman and Chief Executive Officer, against payment of their nominal value of $0.001 per Toro Series B Preferred Share.

The Toro Series A Preferred Shares retained by the Castor have an initial aggregate stated amount of $140,000,000. The Toro Series A Preferred Shares are convertible, in whole or in part, at their holder’s option, to Toro common shares from and after the third anniversary of their issue date and prior to the seventh anniversary of such date at the lower of (i) 150% of the volume weighted average price (“VWAP”) of Toro’s common shares over the five consecutive trading day period commencing on and including the Distribution Date, and (ii) the VWAP of the Toro common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

On the Distribution Date, Castor distributed all of the Company common shares outstanding to its holders of common stock of record at the close of business on February 22, 2023 (the “Record Date”). Shareholders of Castor received one Toro common share for every ten shares of the Castor’s common stock owned at the Record Date.

As a part of the Spin-Off, the Company entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as the Castor’s Master Management Agreement for its vessels. The vessel management agreements with Castor Ships previously entered into for each of the vessels by the applicable vessel-owning Toro Subsidiary will remain in effect for each such vessel.

In addition, as part of the Spin-Off, the Company entered into various other agreements effecting the separation of its business from Castor including a Contribution and Spin-Off Distribution Agreement, pursuant to which, among other things, (i) Castor agreed to indemnify the Company and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries Castor retains after the Distribution Date and Company agreed to indemnify Castor for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries, and (ii) the Company agreed to replace Castor as guarantor under the $18.0 Million Term Loan Facility upon completion of the Spin-Off. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between Castor and Toro and provides Castor with certain registration rights relating to Toro’s common shares, if any, issued upon conversion of the Toro Series A preferred shares issued to Castor in connection with the Spin-Off.

Following the successful completion of the Spin Off Toro will reimburse Castor for expenses related to the Spin off that have been incurred by Castor, provided that Toro will not reimburse Castor for any of these expenses that were incurred or paid by any of the Toro subsidiaries of Castor up to March 7, 2023.